CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2017
Supplemental Cash Flow Elements [Abstract]
CASH FLOW INFORMATION

9. CASH FLOW INFORMATION:

For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash.

Supplemental disclosures:

	July 31,
	2017	2016	2015
Interest paid, net of capitalized interest of $20,360 (2017), $49,707 (2016) and $23,733 (2015)	$209,789	$222,969	$329,653
Income taxes paid (refunded)	$213,096	$(367,755)	$237,702